SEGMENT INFORMATION (Schedule of Reconciliation of Segment Profitability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 1,081,931	$ 847,773	$ 727,829
Equity earnings of affiliates	(1,783)	(9,212)	(7,388)
Depreciation and amortization	(457,925)	(224,051)	(133,619)
Restructuring, severance and impairment	(17,300)	(41,400)
Foreign exchange (losses) and gains	(6,068)	12,731	(16,612)
Other adjustments	(5,359)	20,808	(30,685)
(Loss) income before income taxes and equity earnings of affiliates	(210,205)	166,983	368,085
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	1,434,194	1,039,792	853,026
Operating Segments [Member] | UFC Segment [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	800,994	755,664	680,629
Operating Segments [Member] | WWE Segment [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	681,168	162,981	0
Operating Segments [Member] | IMG [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(47,968)	121,147	172,397
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(352,263)	(192,019)	(125,197)
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Equity earnings of affiliates	(4,461)	(9,212)	(7,388)
Interest expense, net	(235,792)	(229,605)	(134,084)
Depreciation and amortization	(457,925)	(224,051)	(133,619)
Equity-based compensation expense	(103,466)	(64,512)	(31,598)
Merger acquisition and earn-out costs	(21,173)	(85,474)	(9,486)
Certain legal costs	(401,062)	(38,721)	(12,781)
Restructuring, severance and impairment	$ (45,674)	$ (48,416)	$ (109)
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense	Selling, General and Administrative Expense	Selling, General and Administrative Expense
Debt transaction costs	$ (16,230)	$ 0	$ 0
Foreign exchange (losses) and gains	(9,939)	14,811	(33,399)
Other adjustments	$ 3,586	$ 4,390	$ 2,720